Submission	Jun. 03, 2025
Submission [Line Items]
Central Index Key	0001788230
Registrant Name	HERITAGE DISTILLING HOLDING COMPANY, INC.
Registration File Number	333-284509
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES